Note 9 - Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Fixed payment arrangements	$ 8,337	$ 10,420
Employee retention credit	3,759	0
Operating Lease, Liability	1,289	2,090
Other	106	1,555
Total other liabilities	13,491	14,065
Less: current portion of other liabilities	(8,962)	(7,090)
Total other liabilities, non-current	$ 4,529	$ 6,975